Freight Costs	12 Months Ended
Dec. 31, 2019
Freight Costs
Freight Costs

(15) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2019, 2018 and 2017, freight costs included in cost of goods sold were RMB3,380 (US$486), RMB1,729 and RMB4,495, respectively, and RMB8,705 (US$1,250), 8,441 and RMB8,527, respectively, were included in selling expenses.